Loan Granted (Details) - Unsecured Promissory Note [Member] - USD ($) $ in Thousands		12 Months Ended
	Nov. 01, 2025	Dec. 31, 2025
Loan Granted [Line Items]
Principal amount	$ 2,351
Interest rate	12.00%
Due date		Oct. 30, 2026